INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
Federal net operating loss carry forwards	$ (11,786,575)	$ (11,466,695)
Federal tax rate	21.00%	21.00%